Jun. 25, 2020
Prospectus Supplement

John Hancock Municipal Securities Trust
John Hancock High Yield Municipal Bond Fund (the fund)

Supplement dated June 25, 2020 to the current Prospectus (the prospectus), as may be supplemented

Effective on or about July 1, 2020, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	B	C	I	R6
Management fee[1]	0.55	0.55	0.55	0.55	0.55
Distribution and service (Rule 12b-1) fees	0.25	1.00	1.00	0.00	0.00
Other expenses	0.23	0.23	0.27	0.23	0.20
Total annual fund operating expenses	1.03	1.78	1.78	0.78	0.75
Contractual expense reimbursement[2]	-0.14[3]	-0.14[3]	-0.14[3]	-0.04	-0.03
Total annual fund operating expenses after expense reimbursements	0.89	1.64	1.64	0.74	0.72

1	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.
2
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A, Class B, Class C, Class I, and Class R6 shares, in an amount equal to the amount by which the expenses of Class A, Class B, Class C, Class I and Class R6 shares, as applicable, exceed 0.89%, 1.64%, 1.64%, 0.74%, and 0.72%, respectively, of average daily net assets attributable to the class, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on September 30, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under appropriate under the circumstances at that time.

3
The distributor contractually agrees to limit its Rule 12b-1 fees for Class A, Class B, and Class C shares to 0.15%, 0.90%, and 0.90%, respectively. This agreement expires on September 30, 2021, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	B		C		I	R6
Shares		Sold	Not Sold	Sold	Not Sold
1 year	487	667	167	267	167	76	74
3 years	701	847	547	547	547	245	237
5 years	933	1,151	951	951	951	429	414
10 years	1,597	1,885	1,885	2,083	2,083	962	928